OTHER ASSETS (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
OTHER ASSETS
Deposit for direct financing lease	$ 0	$ 182,782
Advance payment to third party companies	1,839	872
Other receivables	2,053,068	1,922,667
Other Assets	$ 2,054,907	$ 2,106,321